Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of analysis of results by business

Analysis of results by business

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2023
Total income	13,084	5,340	(156)	18,268
Operating expenses	(8,751)	(3,280)	(388)	(12,419)
Litigation and conduct	6	(53)	3	(44)
Total operating expenses	(8,745)	(3,333)	(385)	(12,463)
Other net expenses[a]	(3)	—	(1)	(4)
Profit/(loss) before impairment	4,336	2,007	(542)	5,801
Credit impairment charges	(23)	(1,525)	(30)	(1,578)
Profit/(loss) before tax	4,313	482	(572)	4,223
Total assets (£bn)	1,083.9	90.3	11.0	1,185.2
Total liabilities (£bn)	(1,035.6)	(87.7)	(1.4)	(1,124.7)
Number of employees (full time equivalent)	8,400	3,900	11,600	23,900
Average number of employees (full time equivalent)				23,800
Average number of employees (headcount)				24,000

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	13,722	4,547	(75)	18,194
Operating expenses	(8,011)	(2,800)	(160)	(10,971)
Litigation and conduct	(1,189)	(230)	(8)	(1,427)
Total operating expenses	(9,200)	(3,030)	(168)	(12,398)
Other net income[a]	3	1	—	4
Profit/(loss) before impairment	4,525	1,518	(243)	5,800
Credit impairment charges	(119)	(814)	—	(933)
Profit/(loss) before tax	4,406	704	(243)	4,867
Total assets (£bn)	1,111.2	79.9	12.4	1,203.5
Total liabilities (£bn)	(1,057.1)	(85.0)	(2.5)	(1,144.6)
Number of employees (full time equivalent)	8,000	2,900	11,000	21,900
Average number of employees (full time equivalent)				21,100
Average number of employees (headcount)				21,300

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	12,481	3,337	(410)	15,408
Operating expenses	(7,169)	(2,316)	(400)	(9,885)
Litigation and conduct	(237)	(108)	(29)	(374)
Total operating expenses	(7,406)	(2,424)	(429)	(10,259)
Other net (expenses)/income[a]	(8)	1	(1)	(8)
Profit/(loss) before impairment	5,067	914	(840)	5,141
Credit impairment releases/(charges)	461	(185)	1	277
Profit/(loss) before tax	5,528	729	(839)	5,418
Total assets (£bn)	986.2	64.4	11.2	1,061.8
Total liabilities (£bn)	(930.1)	(72.0)	(3.4)	(1,005.5)
Number of employees (full time equivalent)	7,800	2,600	9,800	20,200
Average number of employees (full time equivalent)				20,300
Average number of employees (headcount)				20,500
Note
aOther net (expenses)/income represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Disclosure of income by geographic region

Income by geographic region[b]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	6,095	7,962	4,585
Europe	2,513	2,320	2,358
Americas	8,200	6,516	7,326
Africa and Middle East	87	63	45
Asia	1,373	1,333	1,094
Total	18,268	18,194	15,408

Income from individual countries which represent more than 5% of total income[b]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	6,095	7,962	4,585
United States	8,013	6,340	7,162
Note
b The geographical analysis is based on the location of the office where the transactions are recorded.